Intangible Assets, Net	12 Months Ended
Dec. 31, 2021
Intangible Assets Net Excluding Goodwill [Abstract]
Intangible assets, net

6.Intangible assets, net

Intangible assets consists of the following:

	As of December 31,
	2020	2021
	RMB	RMB
Business Cooperation Agreement	1,535,017	1,554,046
Brand names	321,000	321,000
Non-compete commitment	79,141	79,141
Technology/platform	31,600	31,600
Total	1,966,758	1,985,787
Less: accumulated amortization	(598,917)	(909,976)
Intangible assets	1,367,841	1,075,811

Amortization expenses related to intangible assets were RMB196,628, RMB315,122, and RMB317,795 for the years ended December 31, 2019, 2020 and 2021, respectively. The Group expects to record amortization expenses of RMB324,236, RMB317,795, RMB232,283, RMB91,822, RMB109,675 for the years ending December 31, 2022, 2023, 2024, 2025, 2026 and thereafter, respectively.